Exceptional Items - Schedule of Information about Exceptional Items (Parenthetical) (Detail) ₺ in Millions, ₨ in Millions, £ in Millions, $ in Millions	12 Months Ended
	Jun. 30, 2018 GBP (£)	Jun. 30, 2017 GBP (£)	Jun. 30, 2017 USD ($)	Jun. 30, 2017 INR (₨)	Jun. 30, 2017 TRY (₺)	Jun. 30, 2016 GBP (£)	Jun. 30, 2016 USD ($)	Jun. 30, 2016 USD ($)
Disclosure of exceptional items [line items]
Profit (loss) from operating activities	£ 3,691	£ 3,559				£ 2,841
Exceptional gain		20				123
Proportion of ownership interest in subsidiary	100.00%
Brand, goodwill and tangible asset impairment [member]
Disclosure of exceptional items [line items]
Impairment Charge	£ 128
Profit (loss) from operating activities	£ (128)					(118)
Disengagement agreements relating to United Spirits Limited [member]
Disclosure of exceptional items [line items]
Profit (loss) from operating activities		23	$ 29			(49)
Payment relating to disengagement agreements						53	$ 75
Gain rising from termination of disengagement agreement						£ 4
Agreement date						Feb. 25, 2016	Feb. 25, 2016
Disengagement agreements relating to United Spirits Limited [member] | First installment [member]
Disclosure of exceptional items [line items]
Payment relating to disengagement agreements						£ 28	$ 40
Watson Limited [member]
Disclosure of exceptional items [line items]
Exceptional gain						(92)
Loan guaranteed by subsidiary						£ 92		$ 135
Loan repayment | $							135
Loan refunds provision | $							$ 135
DHN Drinks [member]
Disclosure of exceptional items [line items]
Business disposal date						1 December 2015	1 December 2015
Proportion of ownership interest in associate						42.25%	42.25%
Sedibeng Breweries Limited [member]
Disclosure of exceptional items [line items]
Proportion of ownership interest in associate						25.00%	25.00%
Namibia Breweries Limited [member]
Disclosure of exceptional items [line items]
Proportion of ownership interest in associate						15.01%	15.01%
DHN Drinks and Sedibeng Breweries Limited [member]
Disclosure of exceptional items [line items]
Loss on disposal of investments						£ 27
Net cash consideration received						120
Loan repayment by associates						31
Net foreign exchange loss						£ 30
GAPL Pte Limited [member]
Disclosure of exceptional items [line items]
Proportion of ownership interest in subsidiary						49.99%	49.99%
United Spirits Limited [member]
Disclosure of exceptional items [line items]
Provision in exceptional items against current receivable from customer			$ 32	₨ 2,678
Proportion of ownership interest in subsidiary	54.78%
Wines in United States and Percy Fox [member]
Disclosure of exceptional items [line items]
Loss on disposal of investments						£ 191
Business disposal date						1 January 2016	1 January 2016
Desnoes and Geddes Limited [member]
Disclosure of exceptional items [line items]
Proportion of ownership interest in subsidiary						57.87%	57.87%
Turkey [member]
Disclosure of exceptional items [line items]
Competition authority investigation		33			₺ 150
Argentina [member]
Disclosure of exceptional items [line items]
Loss on disposal of investments						£ 38
Business disposal date						29 January 2016	29 January 2016
Net foreign exchange loss						£ 20
Transaction costs						7
Jamaica, Singapore and Malaysia beer interests [member]
Disclosure of exceptional items [line items]
Gain on disposal of investments						457
Treasury Wine Estates [member]
Disclosure of exceptional items [line items]
Exceptional gain		£ 20
Brands [member] | Brand, goodwill and tangible asset impairment [member]
Disclosure of exceptional items [line items]
Impairment Charge	£ 40					62
Property, plant and equipment [member] | Brand, goodwill and tangible asset impairment [member]
Disclosure of exceptional items [line items]
Impairment Charge	35					14
Goodwill [member] | Brand, goodwill and tangible asset impairment [member]
Disclosure of exceptional items [line items]
Impairment Charge	£ 50					£ 42